Investment Securities and Mortgage-Backed Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale
Amortized Cost	$ 223,459,850	$ 193,416,416
Gross Unrealized Gains	8,168,637	5,190,816
Gross Unrealized Losses	(3,259,226)	(5,002,066)
Fair Value	228,369,261	193,605,166
Held-to-maturity
Amortized Cost	29,077,365	47,198,910
Gross Unrecognized Gains	1,703,049	2,065,293
Fair Value	30,780,414	49,264,203
Debt Securities Other Than Residential Mortgage-Backed Securities
Available-for-sale
Amortized Cost	152,560,731	127,432,994
Gross Unrealized Gains	6,013,683	3,237,829
Gross Unrealized Losses	(3,208,517)	(4,912,996)
Fair Value	155,365,897	125,757,827
Held-to-maturity
Amortized Cost	11,173,449	22,291,250
Gross Unrecognized Gains	980,013	1,300,268
Fair Value	12,153,462	23,591,518
U. S. Agency
Available-for-sale
Amortized Cost	47,210,403	30,422,316
Gross Unrealized Gains	150,734	172,868
Gross Unrealized Losses	(77,220)	(17,206)
Fair Value	47,283,917	30,577,978
Held-to-maturity
Amortized Cost	1,000,000	13,626,745
Gross Unrecognized Gains	38,765	192,658
Fair Value	1,038,765	13,819,403
Corporate
Available-for-sale
Amortized Cost	40,740,074	33,306,190
Gross Unrealized Gains	1,005,611	395,037
Gross Unrealized Losses	(1,601,152)	(2,224,944)
Fair Value	40,144,533	31,476,283
Agency asset backed securities
Available-for-sale
Amortized Cost	5,799,929	1,918,794
Gross Unrealized Gains	29,163
Gross Unrealized Losses		(15,116)
Fair Value	5,829,092	1,903,678
Trust preferred securities
Available-for-sale
Amortized Cost	5,583,365	6,266,366
Gross Unrealized Gains	1,568,106
Gross Unrealized Losses	(1,530,026)	(2,651,506)
Fair Value	5,621,445	3,614,860
State and municipal
Available-for-sale
Amortized Cost	39,924,420	45,524,498
Gross Unrealized Gains	2,796,651	2,509,938
Fair Value	42,721,071	48,034,436
Held-to-maturity
Amortized Cost	9,779,376	8,161,012
Gross Unrecognized Gains	938,501	1,102,047
Fair Value	10,717,877	9,263,059
Small business administration
Available-for-sale
Amortized Cost	13,302,540	9,994,830
Gross Unrealized Gains	463,418	159,986
Gross Unrealized Losses	(119)	(4,224)
Fair Value	13,765,839	10,150,592
Held-to-maturity
Amortized Cost	394,073	503,493
Gross Unrecognized Gains	2,747	5,563
Fair Value	396,820	509,056
Residential Mortgage-Backed Securities
Available-for-sale
Amortized Cost	70,899,119	65,983,422
Gross Unrealized Gains	2,154,954	1,952,987
Gross Unrealized Losses	(50,709)	(89,070)
Fair Value	73,003,364	67,847,339
Held-to-maturity
Amortized Cost	17,903,916	24,907,660
Gross Unrecognized Gains	723,036	765,025
Fair Value	18,626,952	25,672,685
Fannie Mae
Available-for-sale
Amortized Cost	20,697,976	34,618,961
Gross Unrealized Gains	830,766	818,913
Gross Unrealized Losses	(5,100)
Fair Value	21,523,642	35,437,874
Held-to-maturity
Amortized Cost	9,723,174	14,131,508
Gross Unrecognized Gains	404,674	450,044
Fair Value	10,127,848	14,581,552
Freddie Mac
Available-for-sale
Amortized Cost	24,806,455	7,160,805
Gross Unrealized Gains	214,327	222,023
Gross Unrealized Losses	(26,821)
Fair Value	24,993,961	7,382,828
Held-to-maturity
Amortized Cost	3,142,362	4,630,790
Gross Unrecognized Gains	106,836	111,961
Fair Value	3,249,198	4,742,751
Government National Mortgage Assoc.
Available-for-sale
Amortized Cost	23,820,572	22,124,507
Gross Unrealized Gains	1,017,546	893,393
Gross Unrealized Losses	(18,788)
Fair Value	24,819,330	23,017,900
Held-to-maturity
Amortized Cost	5,038,380	6,145,362
Gross Unrecognized Gains	211,526	203,020
Fair Value	5,249,906	6,348,382
Collateralized Mortgage Obligations
Available-for-sale
Amortized Cost	1,574,116	2,079,149
Gross Unrealized Gains	92,315	18,658
Gross Unrealized Losses		(89,070)
Fair Value	$ 1,666,431	$ 2,008,737